Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	11.37
Maximum Aggregate Offering Price	$ 568,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 87,037.35
Offering Note	This estimate is made pursuant Rule 457(c) and (h)(1) of the Securities Act of 1933, as amended (the "Securities Act") solely for purposes of calculating the registration fee. The price per share and the aggregate offering price are based on the average of the high and low prices of the Company's Common Stock as reported on the New York Stock Exchange on July 23, 2025, in accordance with Rules 457(c) and (h) under the Securities Act. The number of shares being registered includes shares of Common Stock of the Company to be issued to participants pursuant to the Ford Motor Company 2023 Long-Term Incentive Plan, including but not limited to stock awards, stock options, performance-based restricted stock units, stock appreciation rights, and other stock-based awards. The registrant does not have any fee offsets.